Leases - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Lessee Lease Description [Line Items]
Operating leases weighted-average remaining lease term		4 years
Operating leases discount rate		3.40%
Rent expense	$ 1.9		$ 3.4	$ 7.2	$ 5.7
Real Estate
Lessee Lease Description [Line Items]
Options to extend leases, description		Certain of the Company's real estate leases include one or more options to renew, with renewal terms that can extend the lease term from one to five years. The exercise of lease renewal options is at the Company's sole discretion. If it is reasonably certain that the Company will exercise such options, the periods covered by such options are included in the lease term and are recognized as part of the Company's right-of-use assets and lease liabilities.
Minimum | Real Estate
Lessee Lease Description [Line Items]
Leases terms		6 months
Leases renewal term		1 year
Maximum | Real Estate
Lessee Lease Description [Line Items]
Leases terms		8 years
Leases renewal term		5 years